Accounts Receivables, Net (Tables)	6 Months Ended
Apr. 30, 2025
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables, Net	accounts receivables, net is comprised of the following:
	April 30, 2025	October 31, 2024
Accounts receivables – Non franchisees	155,865	157,769
Allowance for expected credit losses	(152,784)	(157,769)
Accounts receivables, net – Non-franchisees	3,081	—

	April 30, 2025	October 31, 2024
Accounts receivables – Franchisees	193,711	404,974
Allowance for expected credit losses	(73,535)	(74,082)
Accounts receivables, net – Franchisees	120,176	330,892

Schedule of Allowance for Expected Credit Losses

The following is a summary of the activity in the allowance for expected credit losses:

	April 30, 2025	October 31, 2024
Balance at beginning of period – Non-franchisees	157,769	24,398
(Reversal) Provision	(1,669)	132,787
Effect of translation adjustment	(3,316)	584
Balance at end of period – Non-franchisees	152,784	157,769

	April 30, 2025	October 31, 2024
Balance at beginning of period – Franchisees	74,082	66,106
Provision	1,010	6,393
Effect of translation adjustment	(1,557)	1,583
Balance at end of period – Franchisees	73,535	74,082